Inventories - Additional Information (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Inventories [Abstract]
Cost of inventories recognised as expense during period	S/ 1,143,319	S/ 1,143,359	S/ 1,022,220
Impairment (reversal) of inventories	S/ 668	S/ 419	S/ (1,927)